WARRANTS AND STOCK OPTIONS - Disclosure of detailed information about warrants, activity (Details)		12 Months Ended
	Feb. 08, 2018 CAD ($)	Dec. 31, 2019 CAD ($)
Warrants And Stock Options [Abstract]
Number of warrants outstanding at beginning of period		1,452,533
Weighted average exercise price of warrants outstanding at beginning of period		$ 1.75
Number of warrants granted in share-based payment arrangement	1,452,533	0
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 1.75	$ 0.00
Number of warrants outstanding at end of period		1,452,533
Weighted average exercise price of warrants outstanding at end of period		$ 1.75